Debt (Schedule of FHLB Advances, Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Maximum outstanding at any month end	$ 2,646	$ 2,198	$ 3,557	$ 2,198	$ 3,541	$ 1,300	$ 2,908
Average outstanding balance	2,460	1,828	2,841	1,497	1,811	939	2,915
Average remaining borrowing capacity	$ 983	$ 1,503	$ 843	$ 1,697	$ 1,611	$ 1,947	$ 735
Weighted average interest rate (as a percent)	1.42%	0.90%	1.25%	0.97%	1.00%	0.23%	3.22%